Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Total operating lease expenses	$ 764,000	$ 734,000	$ 431,000
Cash expenditures related to operating leases	$ 781,000	$ 714,000	$ 431,000
Weighted-average remaining lease term	10 months 24 days	1 year 2 months 12 days
Weighted average discount rate	9.00%
Future minimum lease payments, 2022	$ 374,000
Future minimum lease payments, 2023	$ 57,000
Minimum
Leases
Term of lease	1 year
Maximum
Leases
Term of lease	2 years